Credit from Banks and Others (Restrictions on the Group Relating to the Receipt of Credit) (Details)	Dec. 31, 2017 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Financial Covenant: Equity greater than 2,000 million dollars	$ 2,859,000,000
Financial Covenant: Ratio of the EBITDA to the net interest expenses equal to or greater than 3.5	9.36
Financial Covenant: Ratio of the net financial debt to EBITDA less than 4.25	$ 2.56	[1]
Financial Covenant: Ratio of the financial liabilities of the subsidiaries to the total assets of the consolidated company less than 10%	4.91%

[1]	According to the Company’s covenants, the required ratio of the net financial debt to EBITDA as at December 31, 2018 and 2019 is less than 4.0 and 3.5 respectively.